Risk/Return Detail Data - FidelityMacroOpportunitiesRiskParityFunds-AMCIZComboPRO	Mar. 30, 2024 USD ($)
Risk/Return:
Registrant Name	Fidelity Greenwood Street Trust
FidelityMacroOpportunitiesRiskParityFunds-AMCIZComboPRO | Fidelity Risk Parity Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: Fidelity® Risk Parity Fund /Fidelity Advisor® Risk Parity Fund A, M, C, I, Z
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Risk Parity Fund seeks total return.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay other fees, such as brokerage commissions on purchases and sales of certain classes of shares of the fund and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 55 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see "Sales Charge Waiver Policies Applied by Certain Intermediaries" in the "Appendix" section of the prospectus.
Shareholder Fees Caption [Text]	Shareholder fees
Operating Expenses Caption [Text]	Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	May 31, 2025
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year , the fund's portfolio turnover rate was 84 % of the average value of its portfolio.
Portfolio Turnover, Rate	84.00%
Expenses Deferred Charges [Text Block]	Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 55 of the prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. As a result, the total annual operating expenses after fee waiver and/or expense reimbursement in the fee table exceed the contractual expense limitation of the class.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Using quantitative analysis to balance the fund's risk across four risk factors: growth (risk of reduced earnings expectations and increased default risk), inflation (risk of rising consumer inflation), real rates (risk of rising real interest rates), and liquidity (risk of reduced liquidity). Constructing a factor portfolio for each risk factor using a broad set of asset classes whose primary risk is the associated risk factor. Combining the factor portfolios, seeking to maximize the worst-case risk diversification across a set of market regimes. Allocating the fund's assets across affiliated and unaffiliated mutual funds and Exchange Traded Funds (ETFs) (collectively, underlying funds) and derivatives that provide exposure to a broad range of asset classes including equities (including domestic, international, and emerging markets equities), debt (including investment-grade debt, high yield debt, emerging markets debt, U.S. government securities, leveraged loans and international bonds), commodities and real estate. Investing in underlying funds, derivatives, cash and cash equivalents. Engaging in transactions that have a leveraging effect on the fund, including long and short investments in derivatives - such as forward contracts, futures, options and swaps - and forward-settling securities, to: create and adjust the fund's investment exposure; enhance total return; hedge against fluctuations in securities prices, interest rates, or currency exchange rates; change the effective duration of the fund's portfolio; manage certain investment risk; manage volatility; and/or substitute for the purchase or sale of securities or currencies. Investing up to 25% of assets in a wholly-owned subsidiary organized under the laws of the Cayman Islands that invests in commodity-linked total return swaps based on the value of commodities or commodities indexes and in other commodity-linked derivative instruments, commodity- related ETFs and commodity-related exchange-traded notes (ETNs).
Risk [Heading]	Principal Investment Risks
Risk Narrative [Text Block]	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses. Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, which means that the fund's manager may not be able to invest as much as it wants to in some other funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives. Underlying funds that are passively managed attempt to track the performance of an unmanaged index of securities and as such their performance could be lower than actively managed funds, which may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline. In addition, errors in the construction of the index tracked by an underlying passively managed fund may have an adverse impact on the performance of such underlying fund. Investing in ETFs and ETNs. ETFs and ETNs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. ETFs that track an index are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark. ETNs are subject to the risks associated with debt securities, including counterparty risk of the issuer. Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments. Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease. Correlation Risk. The fund's investment strategy seeks to balance risk across multiple asset classes and, within each asset class, across different countries and investments. To the extent the asset classes or the selected countries and investments become correlated in a way not anticipated by the Adviser, the fund's risk allocation process may result in magnified risks and loss instead of reducing the risk of loss. Foreign and Emerging Markets Risk. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile. Geographic Exposure to Japan. Because an underlying fund invests a meaningful portion of its assets in Japan, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions within Japan and to be more volatile than the performance of more geographically diversified funds. Currency Exposure. Because the fund is normally exposed to foreign currencies, it could experience losses based solely on the weakness of foreign currencies versus the U.S. dollar and changes in the exchange rates between foreign currencies and the U.S. dollar. Currency risk may be particularly high to the extent that a fund invests in foreign currencies or engages in foreign currency transactions that are economically tied to emerging markets countries. These emerging markets currency transactions may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign currencies or engaging in foreign currency transactions that are economically tied to developed foreign countries. Subsidiary Risk. Investment in Fidelity Risk Parity Cayman Ltd., an unregistered subsidiary, is not subject to the investor protections of the Investment Company Act of 1940 (1940 Act) and is subject to the risks associated with investing in derivatives and commodity-linked investing in general. Changes in tax and other laws could negatively affect investments in the subsidiary. Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change. Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly. The fund's use of futures, forwards, options, swaps, and other derivative instruments may result in losses. The value of these derivative instruments may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments and may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of underlying instruments may produce disproportionate losses to the fund. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Moreover, a relatively small price movement in a derivative contract may result in substantial losses to the fund, exceeding the amount of the margin paid. The use of derivatives can increase the fund's risk exposure to underlying assets and their attendant risks, while also exposing the fund to the risk of mispricing or other improper valuation and the risk that changes in the value of a derivative may not correlate as anticipated with the underlying asset, rate, index or overall securities markets, thereby reducing their effectiveness. Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends. Commodity-Linked Investing. The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures. Commodity Futures. Investments in commodity futures contracts are also subject to the risk of the failure of any of the exchanges on which the fund's positions trade or of its clearinghouses or counterparties. In addition, certain commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as "daily price fluctuation limits" or "daily limits." Under such daily limits, during a single trading day no trades may be executed at prices beyond the daily limit. If triggered, these limits could prevent the fund from liquidating unfavorable positions and subject the fund to losses or prevent it from entering into desired trades during the particular trading day. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency . You could lose money by investing in the fund.
Risk Lose Money [Text]	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time . The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time .
Performance Availability Website Address [Text]	institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Bar Chart Narrative [Text Block]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Annual Return, Inception Date	Jul. 07, 2022
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Dec. 31, 2023
Highest Quarterly Return	9.46%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Sep. 30, 2023
Lowest Quarterly Return	(4.49%)
Performance Table Heading	Average Annual Returns
Performance Table Does Reflect Sales Loads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]	After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityMacroOpportunitiesRiskParityFunds-AMCIZComboPRO | Fidelity Risk Parity Fund | Fidelity Advisor Risk Parity Fund - Class M
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]
Management fee	0.60%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.10%
Acquired fund fees and expenses	0.14%
Total annual operating expenses	1.34%
Fee waiver and/or expense reimbursement	0.10%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	1.24%	[3]
1 year	$ 472
3 years	747
5 years	1,046
10 years	1,895
1 Year	472
3 Years	747
5 Years	1,046
10 Years	$ 1,895
FidelityMacroOpportunitiesRiskParityFunds-AMCIZComboPRO | Fidelity Risk Parity Fund | Fidelity Advisor Risk Parity Fund - Class C
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00%	[4]
Management fee	0.60%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.10%
Acquired fund fees and expenses	0.14%
Total annual operating expenses	1.84%
Fee waiver and/or expense reimbursement	0.10%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	1.74%	[3]
Expenses Deferred Charges [Text Block]	On Class C shares redeemed less than one year after purchase.
1 year	$ 277
3 years	566
5 years	983
10 years	1,951
1 Year	177
3 Years	566
5 Years	983
10 Years	$ 1,951
FidelityMacroOpportunitiesRiskParityFunds-AMCIZComboPRO | Fidelity Risk Parity Fund | Fidelity Advisor Risk Parity Fund - Class I
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.60%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.10%
Acquired fund fees and expenses	0.14%
Total annual operating expenses	0.84%
Fee waiver and/or expense reimbursement	0.10%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.74%	[3]
1 year	$ 76
3 years	255
5 years	453
10 years	1,025
1 Year	76
3 Years	255
5 Years	453
10 Years	$ 1,025
FidelityMacroOpportunitiesRiskParityFunds-AMCIZComboPRO | Fidelity Risk Parity Fund | Fidelity Advisor Risk Parity Fund - Class Z
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.55%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.10%
Acquired fund fees and expenses	0.14%
Total annual operating expenses	0.79%
Fee waiver and/or expense reimbursement	0.10%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.69%	[3]
1 year	$ 70
3 years	239
5 years	425
10 years	965
1 Year	70
3 Years	239
5 Years	425
10 Years	$ 965
FidelityMacroOpportunitiesRiskParityFunds-AMCIZComboPRO | Fidelity Risk Parity Fund | Fidelity Advisor Risk Parity Fund - Class A
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]
Management fee	0.60%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.10%
Acquired fund fees and expenses	0.14%
Total annual operating expenses	1.09%
Fee waiver and/or expense reimbursement	0.10%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.99%	[3]
1 year	$ 670
3 years	889
5 years	1,129
10 years	1,816
1 Year	670
3 Years	889
5 Years	1,129
10 Years	$ 1,816
2023	8.18%
FidelityMacroOpportunitiesRiskParityFunds-AMCIZComboPRO | Fidelity Risk Parity Fund | Return Before Taxes | Fidelity Advisor Risk Parity Fund - Class M
Risk/Return:
Label	Return Before Taxes
Past 1 year	4.13%
Since Inception	0.61%	[5]
FidelityMacroOpportunitiesRiskParityFunds-AMCIZComboPRO | Fidelity Risk Parity Fund | Return Before Taxes | Fidelity Advisor Risk Parity Fund - Class C
Risk/Return:
Label	Return Before Taxes
Past 1 year	6.42%
Since Inception	2.57%	[6]
FidelityMacroOpportunitiesRiskParityFunds-AMCIZComboPRO | Fidelity Risk Parity Fund | Return Before Taxes | Fidelity Advisor Risk Parity Fund - Class I
Risk/Return:
Label	Return Before Taxes
Past 1 year	8.46%
Since Inception	3.58%	[7]
FidelityMacroOpportunitiesRiskParityFunds-AMCIZComboPRO | Fidelity Risk Parity Fund | Return Before Taxes | Fidelity Advisor Risk Parity Fund - Class Z
Risk/Return:
Label	Return Before Taxes
Past 1 year	8.51%
Since Inception	3.61%	[8]
FidelityMacroOpportunitiesRiskParityFunds-AMCIZComboPRO | Fidelity Risk Parity Fund | Return Before Taxes | Fidelity Advisor Risk Parity Fund - Class A
Risk/Return:
Label	Return Before Taxes
Past 1 year	1.96%
Since Inception	(0.72%)	[9]
FidelityMacroOpportunitiesRiskParityFunds-AMCIZComboPRO | Fidelity Risk Parity Fund | After Taxes on Distributions | Fidelity Advisor Risk Parity Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	0.65%
Since Inception	(3.26%)	[9]
FidelityMacroOpportunitiesRiskParityFunds-AMCIZComboPRO | Fidelity Risk Parity Fund | After Taxes on Distributions and Sales | Fidelity Advisor Risk Parity Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	1.26%
Since Inception	(1.59%)	[9]
FidelityMacroOpportunitiesRiskParityFunds-AMCIZComboPRO | Fidelity Risk Parity Fund | MS159
Risk/Return:
Label	MSCI ACWI (All Country World Index) Index
Past 1 year	22.65%
Since Inception	15.14%
FidelityMacroOpportunitiesRiskParityFunds-AMCIZComboPRO | Fidelity Risk Parity Fund | IXWWB
Risk/Return:
Label	Fidelity Risk Parity Composite Index
Past 1 year	15.37%
Since Inception	9.46%
FidelityMacroOpportunitiesRiskParityFunds-AMCIZComboPRO | Fidelity Risk Parity Fund | IXW5I
Risk/Return:
Label	Fidelity Total Investable Market Risk Parity Composite Index℠
Past 1 year	9.89%
Since Inception	4.57%

[1]
A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.

[2]
A Fidelity Diversifying Solutions LLC (FDS) has contractually agreed to reimburse Class A, Class M, Class C, Class I, and Class Z of the fund to the extent that total operating expenses (excluding interest, certain taxes, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of their respective average net assets, exceed 0.85%, 1.10%, 1.60%, 0.60%, and 0.55% (the Expense Caps). If at any time during the current fiscal year expenses for Class A, Class M, Class C, Class I, or Class Z of the fund fall below the Expense Caps, FDS reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Caps. These arrangements will remain in effect through May 31, 2025 . FDS may not terminate these arrangements before the expiration date without the approval of the Board of Trustees and may extend them in its discretion after that date.

[3]
B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. As a result, the total annual operating expenses after fee waiver and/or expense reimbursement in the fee table exceed the contractual expense limitation of the class.

[4]	B On Class C shares redeemed less than one year after purchase.
[5]	B From July 7, 2022 .
[6]	C From July 7, 2022 .
[7]	D From July 7, 2022 .
[8]	E From July 7, 2022 .
[9]	A From July 7, 2022 .